Intangible Assets, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 05, 2024
Intangible Assets, Net (Details) [Line Items]
Amortization expenses	$ 30,831		$ 1,648
Total contract price	592,604		38,032
GO FLY APP [Member]
Intangible Assets, Net (Details) [Line Items]
Total contract price	$ 500,000				$ 500,000